Retirement benefits	6 Months Ended
Jun. 30, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefits	Retirement benefits
As at 30 June 2025, the Group’s IAS 19 net retirement benefit assets were £2.8bn (December 2024: £3.0bn). The UK Retirement Fund (UKRF), which is the Group’s main scheme, had an IAS 19 net surplus of £2.9bn (December 2024: £3.2bn). The movement for the UKRF was mainly driven by actual price inflation being higher than assumed.
The UKRF annual funding update as at 30 September 2024 showed a surplus of £1.75bn compared to £2.02bn at 30 September 2023.

Sectionalisation of the UKRF
As at 30 June 2025, Barclays Bank PLC was the principal employer of the UKRF, with Barclays Bank UK PLC and Barclays Execution Services Limited as participating employers.

From 1 July 2025, the UKRF was amended to become a sectionalised scheme to meet the requirements of the Financial Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, creating two separate sections - the Barclays Bank Section and the Barclays UK Section. From 1 July 2025, Barclays Bank PLC became the principal employer of the Barclays Bank Section, with Barclays Execution Services Limited as a participating employer. From that date, Barclays Bank UK PLC participates only in the Barclays UK Section and is solely responsible for funding that section. The sectionalisation and associated steps mean that the Barclays Bank UK Group is separated from any exposure to the Barclays Bank Section of the UKRF, and the Barclays Bank Group is separated from any exposure to the Barclays UK Section.

This does not change the balance sheet position of the UKRF at the point of sectionalisation from the Group's perspective, and employees’ benefits are unchanged.